SUBSEQUENT EVENTS (Details 6) (Convertible Debt [Member], USD $)		1 Months Ended
	Dec. 31, 2013	Oct. 31, 2014 Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 0.50	$ 0.50
Debt Conversion Original Debt and Accrued Interest Amount		$ 1,025,000
Debt Conversion, Converted Instrument, Shares Issued		2,050,000